September 29, 2008


VIA EDGAR
---------

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

         Re: Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of HighMark Funds (the "Trust")
               (File Nos. 33-12608 and 811-5059)

Ladies and Gentlemen:

         Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Trust is today filing with the Securities and Exchange Commission (the "Commission") Post-Effective Amendment No. 56 (the "Amendment") to the above-referenced Registration Statement (the "Registration Statement"). The Amendment relates to all series of the Trust. The Trust is filing the Amendment to (i) update the investment strategies in the prospectuses for certain series of the Trust and (ii) update certain other information.

      The Amendment is marked to show (i) changes to the prospectuses, with respect to HighMark Fundamental Equity Fund and HighMark Treasury Plus Money Market Fund, from Post-Effective Amendment No. 55 to the Registration Statement, filed with the Commission on July 9, 2008 pursuant to Rule 485(b) under the Securities Act; (ii) changes to the prospectuses, with respect to all the series of the Trust other than HighMark Fundamental Equity Fund and HighMark Treasury Plus Money Market Fund from Post-Effective Amendment No. 53 to the Registration Statement, filed with the Commission on November 21, 2007 pursuant to Rule 485(b) under the Securities Act; (iii) changes to the statement of additional information, with respect to all the series of the Trust, filed with the Commission on November 21, 2007 pursuant to Rule 485(b) under the Securities Act; and (iv) changes to Part C from Post-Effective Amendment No. 55 to the Registration Statement, filed with the Commission on July 9, 2008 pursuant to Rule 485(b) under the Securities Act.

         Prior to the effectiveness of the Amendment, the Trust intends to file a post-effective amendment to the Registration Statement, pursuant to Rule 485(b) under the Securities Act, in order to bring the financial statements of the Trust up to date and to file any required exhibits not included in the Amendment.

         On behalf of the Trust we acknowledge that: (i) the Commission is not foreclosed from taking any action with respect to this filing; (ii) the review of this filing by the Commission's staff, under delegated authority, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in this filing; and (iii) the Trust will not assert the review by the Commission's staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. As indicated in the Commission's June 24, 2004 release regarding the public release of comment letters and responses, you are requesting such acknowledgements from all companies whose filings are being reviewed, and this request and these acknowledgements should not be construed as suggesting that there is an inquiry or investigation or other matter involving the Trust.

         Please contact Jessica Riley of Ropes & Gray (the Trust's Counsel) at (415-315-6385) or, in her absence, Hsin Chau of Ropes & Gray at (415-315-6342) with any comments or questions you might have.

                                            Very truly yours,

                                            /s/ David James
                                            ------------------------------------
                                            David James
                                            PNC Global Investment Servicing